1 (212) 318-6015

jcapozzi@paulhastings.com

  September 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:                  Comstock Funds, Inc. (the “Fund”)

                        File Nos. 033-40771/811-05502

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 48 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on August 28, 2019 (Accession #0001193125-19-232355).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Justin Capozzi

Justin Capozzi

for PAUL HASTINGS LLP

cc:        B. Alpert

             A. Mullady

             A. Mango

             A. Ward